Directors' and key management remuneration - Summary of aggregate remuneration calculated in accordance with UK companies act 2006 (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Directors And Key Management Remuneration [Abstract]
Emoluments	$ 6,686	$ 7,524	$ 9,069
Long-term incentive plans	8,974	4,748	2,923
Total	15,660	12,272	11,992
Pension contributions: defined contribution plans	29	42	80
Gains made on exercise of share options	$ 0	$ 0	$ 107